AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

Portfolio of Investments

September 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.6%
Technology – 40.3%
Communications Technology – 4.3%
Motorola Solutions, Inc.	26,646	$5,967,905
QUALCOMM, Inc.	159,476	18,017,598

		23,985,503

Computer Services, Software & Systems – 25.3%
Adobe, Inc.(a)	27,981	7,700,371
Alphabet, Inc. - Class C(a)	449,750	43,243,463
Atlassian Corp. PLC - Class A(a)	18,911	3,982,467
EPAM Systems, Inc.(a)	30,079	10,894,313
Fortinet, Inc.(a)	240,830	11,831,978
Microsoft Corp.	224,722	52,337,754
PTC, Inc.(a)	44,732	4,678,967
ServiceNow, Inc.(a)	7,590	2,866,060
Tyler Technologies, Inc.(a)	14,535	5,050,913

		142,586,286

Electronic Components – 1.2%
Amphenol Corp. - Class A	105,082	7,036,291

Production Technology Equipment – 2.5%
Autodesk, Inc.(a)	29,049	5,426,353
Cognex Corp.	54,797	2,271,336
PayPal Holdings, Inc.(a)	63,992	5,507,791
Synopsys, Inc.(a)	2,102	642,182

		13,847,662

Semiconductors & Component – 4.7%
Advanced Micro Devices, Inc.(a)	61,048	3,868,001
ASML Holding NV (REG)	8,440	3,505,554
Entegris, Inc.	69,346	5,757,105
Genmab A/S (Sponsored ADR)(a) (b)	60,898	1,956,653
NVIDIA Corp.	93,506	11,350,693

		26,438,006

Telecommunications Equipment – 2.3%
Arista Networks, Inc.(a)	112,631	12,714,914

		226,608,662

Health Care – 22.3%
Health Care Management Services – 5.4%
UnitedHealth Group, Inc.	59,989	30,296,844

Health Care Technology – 1.7%
Veeva Systems, Inc. - Class A(a)	57,587	9,494,944

Medical & Dental Instruments & Supplies – 3.3%
ABIOMED, Inc.(a)	11,253	2,764,412
Align Technology, Inc.(a)	14,105	2,921,287
Edwards Lifesciences Corp.(a)	154,662	12,779,721

		18,465,420

Company	Shares	U.S. $ Value

Medical Equipment – 4.3%
IDEXX Laboratories, Inc.(a)	28,938	$9,428,000
Illumina, Inc.(a)	11,372	2,169,664
Intuitive Surgical, Inc.(a)	66,826	12,525,866

		24,123,530

Pharmaceuticals – 7.6%
Vertex Pharmaceuticals, Inc.(a)	80,507	23,309,997
Zoetis, Inc.	133,193	19,751,190

		43,061,187

		125,441,925

Consumer Discretionary – 14.8%
Diversified Retail – 8.5%
Amazon.com, Inc.(a)	196,990	22,259,870
Costco Wholesale Corp.	37,872	17,885,810
Dollar General Corp.	11,569	2,774,940
Etsy, Inc.(a)	50,295	5,036,038

		47,956,658

Restaurants – 1.0%
Chipotle Mexican Grill, Inc.(a)	3,826	5,749,560

Specialty Retail – 3.7%
Home Depot, Inc. (The)	67,540	18,636,987
Tractor Supply Co.	11,608	2,157,695

		20,794,682

Textiles, Apparel & Shoes – 1.6%
NIKE, Inc. - Class B	108,173	8,991,340

		83,492,240

Producer Durables – 7.2%
Back Office Support, HR & Consulting – 1.8%
Copart, Inc.(a)	97,911	10,417,730

Office Supplies & Equipment – 1.1%
Zebra Technologies Corp. - Class A(a)	24,372	6,385,708

Scientific Instruments: Control & Filter – 2.5%
IDEX Corp.	25,205	5,037,219
Roper Technologies, Inc.	24,674	8,873,757

		13,910,976

Scientific Instruments: Electrical – 0.9%
AMETEK, Inc.	43,690	4,954,883

Scientific Instruments: Gauges & Meters – 0.9%
Mettler-Toledo International, Inc.(a)	4,615	5,003,214

		40,672,511

Financial Services – 6.0%
Financial Data & Systems – 6.0%
MSCI, Inc.	8,135	3,431,262
Visa, Inc. - Class A(b)	171,417	30,452,230

		33,883,492

Company	Shares	U.S. $ Value

Consumer Staples – 3.4%
Beverage: Soft Drinks – 3.4%
Monster Beverage Corp.(a)	220,061	$19,136,505

Materials & Processing – 1.1%
Building Materials – 0.4%
Trex Co., Inc.(a)	46,706	2,052,261

Chemicals: Diversified – 0.7%
Sherwin-Williams Co. (The)	19,057	3,901,921

		5,954,182

Information Technology – 0.5%
Software – 0.5%
Manhattan Associates, Inc.(a)	20,753	2,760,772

Total Common Stocks (cost $372,115,055)		537,950,289

SHORT-TERM INVESTMENTS – 4.7%
Investment Companies – 4.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(c) (d) (e) (cost $26,345,810)	26,345,810	26,345,810

Total Investments – 100.3% (cost $398,460,865)(f)		564,296,099
Other assets less liabilities – (0.3)%		(1,824,130)

Net Assets – 100.0%		$562,471,969

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $189,321,994 and gross unrealized depreciation of investments was $(23,486,760), resulting in net unrealized appreciation of $165,835,234.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

September 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$537,950,289	$—	$—	$537,950,289
Short-Term Investments	26,345,810	—	—	26,345,810

Total Investments in Securities	564,296,099	—	—	564,296,099
Other Financial Instruments(b)	—	—	—	—

Total	$564,296,099	$—	$—	$564,296,099

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2022 is as follows:

Portfolio	Market Value 12/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$40,409	$117,601	$131,664	$26,346	$174